Income Tax - Reconciliation between Actual Income Tax (Credit)/Expense and Calculated Tax Based On Accounting (Loss)/Profit at Applicable Income Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates [abstract]
(Loss)/profit before income tax	¥ (13,910)	¥ (15,195)	¥ 4,055
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to (loss)/profits in the tax jurisdictions concerned (Note 16(a))	(3,380)	(3,667)	964
Non-deductible expenses	96	102	18
Share of results of associates and joint ventures and other non-taxable income	(70)	111	(50)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	489	80	62
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(32)	(8)	(3)
Under provision in prior year	35	48	10
Super deduction of research and development expenses	(32)	(34)	(30)
Income tax (credit)/expense	¥ (2,894)	¥ (3,368)	¥ 971